SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION [abstract]
Schedule of Segmented Information

	Year ended December 31, 2023
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$207,509	$228,846	$154,165	$149,706	$102,202	$-	$842,428
Cost of sales before depreciation and depletion	(125,438)	(113,693)	(38,948)	(100,040)	(58,034)	-	(436,153)
Depreciation and depletion in cost of sales	(51,258)	(73,064)	(40,524)	(40,028)	(11,376)	-	(216,250)
General and administration	(9,697)	(919)	(4,930)	(7,304)	(5,157)	(36,066)	(64,073)
Impairment of mineral properties, plant and equipment	-	-	-	(90,615)	-	-	(90,615)
Other (expenses) income	(10,601)	(4,998)	(1,136)	(17,428)	108	(1,689)	(35,744)
Finance items	9,685	(1,045)	(3,039)	(707)	296	(15,834)	(10,644)
Segment income (loss) before taxes	20,200	35,127	65,588	(106,416)	28,039	(53,589)	(11,051)
Income taxes	(2,096)	(7,423)	(8,472)	(910)	(8,862)	(4,816)	(32,579)
Segment income (loss) after taxes	$18,104	$27,704	$57,116	$(107,326)	$19,177	$(58,405)	$(43,630)

	Year ended December 31, 2022
	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Revenues from external customers	$212,092	$193,541	$-	$173,527	$102,331	$-	$681,491
Cost of sales before depreciation and depletion	(111,625)	(106,953)	-	(91,312)	(53,358)	-	(363,248)
Depreciation and depletion in cost of sales	(54,644)	(64,893)	-	(37,776)	(14,134)	-	(171,447)
General and administration	(8,698)	(2,101)	(366)	(8,150)	(4,478)	(37,663)	(61,456)
Impairment of mineral properties, plant and equipment	(70,156)	(103,457)	-	(9,229)	-	-	(182,842)
Other (expenses) income	(3,239)	2,570	(1,175)	(5,026)	(208)	(8,972)	(16,050)
Finance items	(1,695)	(760)	(360)	(660)	(1,167)	(6,915)	(11,557)
Segment income (loss) before taxes	(37,965)	(82,053)	(1,901)	21,374	28,986	(53,550)	(125,109)
Income taxes	(3,529)	13,056	405	(4,855)	(8,915)	(6,959)	(10,797)
Segment income (loss) after taxes	$(41,494)	$(68,997)	$(1,496)	$16,519	$20,071	$(60,509)	$(135,906)

As at December 31, 2023	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$491,213	$228,335	$976,169	$58,501	$139,161	$74,484	$1,967,863
Total liabilities	$53,175	$59,043	$243,532	$36,955	$49,944	$237,093	$679,742
Capital expenditures[1]	$44,667	$63,833	$118,693	$22,260	$22,394	$3,974	$275,821
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2023

As at December 31, 2022	Mansfield	Sanu	Sango	Cuzcatlan	Bateas	Corporate	Total
Total assets	$499,937	$182,621	$833,179	$187,898	$142,385	$30,204	$1,876,224
Total liabilities	$44,152	$47,122	$173,082	$30,381	$49,143	$243,648	$587,528
Capital expenditures[1]	$23,048	$54,137	$118,645	$24,397	$19,610	$2,047	$241,884
[1] Capital expenditures are on an accrual basis for the year ended December 31, 2022